SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2012 CNY	May 31, 2014	May 08, 2014	May 07, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 Class A Ordinary shares USD ($)	May 31, 2014 Class A Ordinary shares	May 08, 2014 Class A Ordinary shares USD ($)	Dec. 31, 2013 Class A Ordinary shares	Dec. 31, 2014 Class B Ordinary shares USD ($)	May 31, 2014 Class B Ordinary shares	Dec. 31, 2013 Class B Ordinary shares	May 31, 2014 Reserved Shares USD ($)
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Ordinary shares, shares issued	0	0			1,399,170,937	1,000,551,482	1,000,551,482	1,000,551,482	288,988,560			0	1,127,614,152	224,905,170	0
Ordinary shares, shares outstanding	0	0					900,551,482	900,551,482	260,045,912			0	1,095,456,652		0
Ordinary shares, shares authorized	0	0		10,000,000,000			1,775,094,830	1,775,094,830	7,600,000,000	7,600,000,000		0	1,400,000,000	1,400,000,000	0	1,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.000025						$ 0.000025		$ 0.000025		$ 0.000025		$ 0.000025			$ 0.000025
Preferred shares issued	0	0
Preferred shares outstanding	0	0
Consideration from issuance of additional stocks			628
Shares transferred													86,330,627
Retained Earnings Note Disclosure [Abstract]
Allocations to general reserve as a percentage of profit after tax	10.00%	10.00%
Threshold percentage of general reserve required to be maintained threshold percentage of general reserve required to be maintained	50.00%	50.00%
Appropriation to statutory common reserve	10.00%	10.00%
Threshold percentage of statutory common reserve required to be maintained	50.00%	50.00%
PRC statutory reserve funds	4,152	25,762						18,956
Unreserved retained earnings	18,857	116,998						55,863
Total retained earnings	23,009	142,760						74,819
Net assets restricted to transfer	69,682	432,351						158,220
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	(2,345)	(14,552)						(7,690)
Unrealized gains on available-for-sale securities, net	2,889	17,925						20,929
Reclassification adjustments for gains included in the consolidated statement of profit or loss	(3,404)	(21,121)
Other comprehensive income (loss)	$ 544	3,373						13,239